RELATED PARTY TRANSACTIONS AND BALANCES (Schedule of Remuneration of Key Management) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Remuneration of key management	$ 1,124,900	$ 670,100	$ 379,243
CEO [Member]
Disclosure of transactions between related parties [line items]
Remuneration of key management	468,300	204,000	165,605
COO [Member]
Disclosure of transactions between related parties [line items]
Remuneration of key management	320,300	204,000	114,546
CFO [Member]
Disclosure of transactions between related parties [line items]
Remuneration of key management	$ 336,300	$ 262,100	$ 99,092